DREYFUS PREMIER INVESTMENT FUNDS, INC.

Dreyfus Global Real Estate Securities Fund ("the "Fund")

Incorporated herein by reference, on behalf of the Fund, is a supplement to the Fund's prospectus filed pursuant to 497(e) under the Securities Act of 1933, as amended, on August 12, 2014 (SEC Accession  No. 0000881773-14-000073).